SmartETFs Sustainable Energy II ETF
Schedule of Investments
at March 31, 2021 (Unaudited)

Shares	Common Stocks: 99.7%	Value ($)

	Electrification: 40.6%
1,185	Aptiv PLC	163,412
2,415	Gentherm Inc.*	178,976
2,715	Hella GmbH & Co. KGaA	152,591
3,960	Infineon Technologies AG	168,272
1,635	Itron Inc.*	144,943
4,155	Johnson Matthey PLC	172,725
225	LG Chem Ltd.	160,040
4,575	ON Semiconductor Corporation*	190,366
300	Samsung SDI Co., Ltd.	174,950
1,260	Schneider Electric SE	192,884
3,075	Sensata Technologies Holding*	178,196
		1,877,355
	Energy Efficiency: 11.2%
3,105	Ameresco Inc.*	150,996
1,020	Hubbell Inc.	190,628
5,715	Nibe Industrier AB - B Shares	177,555
		519,179

	Renewable Energy Generation: 30.3%
2,865	Albioma SA	140,750
120,000	China Longyuan Power Group Corp Ltd.	162,995
390,000	China Suntien Green Energy Corp Ltd.	148,988
465	Enphase Energy Inc.	75,404
15,225	Iberdrola SA	196,565
2,475	Nextera Energy Inc.	187,135
1,470	Ormat Technologies Inc.	115,439
4,695	Siemens Gamesa Renewable Energy SA	182,095
11,865	TransAlta Renewables Inc.	194,186
		1,403,557

	Renewable Equipment Manufacturing: 17.6%
3,090	Canadian Solar Inc.*	153,357
1,830	First Solar Inc.*	159,759
270	Solaredge Technologies Inc.*	77,609
1,740	TPI Composites Inc.*	98,188
855	Vestas Wind Systems A/S	175,920
90,000	Xinyi Solar Holdings Ltd.	147,946
		812,779

	Total Common Stocks (Cost $4,710,910)	4,612,870

	Total Investments (Cost $4,710,910)- 99.7%	4,612,870
	Other Assets in Excess of Liabilities - 0.3%	12,826
	Total Net Assets - 100.0%	$4,625,696

*	Non-income producing security.

PLC - Public Limited Company